Segment Reporting - Schedule of Financing Receivables by Segment (Details) $ in Thousands	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee
Segment Reporting Information [Line Items]
Loans, net of deferred fees and costs	$ 44,625,627	$ 42,609,028
Deposits	$ 51,323,922	$ 51,095,359
Full-time equivalent employees | employee	4,838	4,696
Operating Segments | Wholesale Banking
Segment Reporting Information [Line Items]
Loans, net of deferred fees and costs	$ 26,377,176	$ 24,677,119
Deposits	$ 15,494,710	$ 15,207,166
Full-time equivalent employees | employee	362	336
Operating Segments | Community Banking
Segment Reporting Information [Line Items]
Loans, net of deferred fees and costs	$ 8,125,471	$ 7,921,182
Deposits	$ 11,112,281	$ 10,877,394
Full-time equivalent employees | employee	547	533
Operating Segments | Consumer Banking
Segment Reporting Information [Line Items]
Loans, net of deferred fees and costs	$ 2,590,729	$ 2,776,305
Deposits	$ 17,390,710	$ 18,365,142
Full-time equivalent employees | employee	1,533	1,491
Operating Segments | Financial Management Services
Segment Reporting Information [Line Items]
Loans, net of deferred fees and costs	$ 5,187,553	$ 5,263,474
Deposits	$ 1,318,011	$ 1,109,270
Full-time equivalent employees | employee	547	565
Treasury and Corporate Other
Segment Reporting Information [Line Items]
Loans, net of deferred fees and costs	$ 2,344,698	$ 1,970,948
Deposits	$ 6,008,210	$ 5,536,387
Full-time equivalent employees | employee	1,849	1,771